Schedule of related party transactions (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)
Ms Rhonda Wong [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 1,537	$ 2,100				$ 2,900	[1]
Mr David Loh [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			[2]	11,000	[3]
Mr David Loh One [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			[4]	511,040	[2]	2,981,957	[2]
Ms. Rhonda Wong One [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	183	250	[4]	288	[4]	1,199	[4]
Ms. Race Wong [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 3,491	$ 4,770	[5]		[5]		[5]

[1]	Ms. Rhonda Wong engaged the Group to look for tenant for a property in March 2022 and April 2024. The respective project was completed during year ended December 31, 2022 and 2024, and Ms. Rhonda Wong paid the rental commission to the Group, being S$2,900 and S$2,100 (US$1,537) respectively.
[2]	On February 25, 2022, the Group entered into a services agreement with subsequent various orders with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in total consideration S$3,492,997 (US$2,612,033). For the year ended December 31, 2022, the project was not completed and Mr. Loh. paid to the Group in consideration S$3,085,865 (US$2,302,197). The Group received in advance of completion of performance obligations under an agreement amounted to S$103,908 (US$77,520) as of December 31, 2022. During the year ended December 31, 2022, the Group recognized revenue S$2,981,957 (US$2,224,676) for the project. During the year ended December 31, 2023, revenue recognized for the services agreement with Mr. David Loh for S$511,040 (US$387,357).
[3]	Mr. David Loh engaged the Group to look for a tenant for a property and was completed during the year ended December 31, 2023. Mr. David Loh paid a service fee of S$11,000 (US$8,338) to the Group.
[4]	Ms. Rhonda Wong engaged the Group to move and clean her house in April 2022. The project was completed during year ended December 31, 2022, and Ms. Rhonda Wong paid a service fee of S$1,199 (US$896) to the Group.
[5]	Ms. Race Wong engaged the Group to perform cleaning services multiple times for the year ended December 31, 2024, and Ms. Race Wong paid a total of service fees of S$4,770 (US$3,491) to the Group.